UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1, 2023 – January 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam INVESTMENTS
A Franklin Templeton Company

George Putnam Balanced Fund

Semiannual report
1 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Asset allocation funds invest in a mix of many different types of investments to help weather changing market environments.

FUND SYMBOL
CLASS A
PGEOX

George Putnam
Balanced
Fund

Semiannual report
1 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	50

Message from the Trustees

March 13, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 1/31/24. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 George Putnam Balanced Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 7/31/23	0.96%	1.71%	1.71%	1.46%	1.21%	0.72%	0.62%	0.71%
Annualized expense ratio
for the six-month period
ended 1/31/24	0.94%	1.69%	1.69%	1.44%	1.19%	0.71%	0.61%	0.69%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 8/1/23 to 1/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.88	$8.77	$8.77	$7.47	$6.18	$3.69	$3.17	$3.59
Ending value (after expenses)	$1,067.30	$1,063.40	$1,063.60	$1,064.50	$1,065.80	$1,068.80	$1,069.10	$1,068.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

George Putnam Balanced Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/24, use the following calculation method. To find the value of your investment on 8/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.77	$8.57	$8.57	$7.30	$6.04	$3.61	$3.10	$3.51
Ending value (after expenses)	$1,020.41	$1,016.64	$1,016.64	$1,017.90	$1,019.15	$1,021.57	$1,022.07	$1,021.67

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

4 George Putnam Balanced Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

George Putnam Balanced Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 George Putnam Balanced Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

George Putnam Balanced Fund 7

The fund’s portfolio 1/31/24 (Unaudited)

COMMON STOCKS (61.6%)*	Shares	Value
Basic materials (1.8%)
Agnico-Eagle Mines, Ltd. (Canada)	66,841	$3,285,249
Anglo American PLC (London Exchange) (United Kingdom)	50,300	1,193,902
Avery Dennison Corp.	12,910	2,574,900
Corteva, Inc.	71,508	3,252,184
CRH PLC (Ireland)	58,689	4,211,523
DuPont de Nemours, Inc.	51,495	3,182,391
Eastman Chemical Co.	30,927	2,583,951
Glencore PLC (United Kingdom)	396,197	2,108,162
Linde PLC	4,576	1,852,502
PPG Industries, Inc.	22,812	3,217,404
Sherwin-Williams Co. (The)	18,345	5,583,851
		33,046,019
Capital goods (2.7%)
Ball Corp.	55,001	3,049,805
Berry Global Group, Inc.	30,036	1,966,157
Boeing Co. (The) †	6,590	1,390,754
Fortive Corp.	72,547	5,671,724
Honeywell International, Inc.	32,400	6,553,224
Howmet Aerospace, Inc.	52,731	2,966,646
Ingersoll Rand, Inc.	62,817	5,016,566
Johnson Controls International PLC	66,941	3,527,121
Northrop Grumman Corp.	13,135	5,868,193
Otis Worldwide Corp.	101,136	8,944,468
RTX Corp.	37,432	3,410,804
		48,365,462
Communication services (0.9%)
American Tower Corp. R	6,215	1,215,965
Charter Communications, Inc. Class A † S	12,963	4,805,514
T-Mobile US, Inc.	59,012	9,514,505
		15,535,984
Computers (3.4%)
Apple, Inc.	265,785	49,010,754
Seagate Technology Holdings PLC	144,208	12,355,741
		61,366,495
Conglomerates (0.1%)
General Electric Co.	17,758	2,351,514
		2,351,514
Consumer cyclicals (9.8%)
4Front Ventures Corp. †	3,996,607	455,214
Amazon.com, Inc. †	287,138	44,563,818
BJ’s Wholesale Club Holdings, Inc. †	25,074	1,613,261
Booking Holdings, Inc. †	2,573	9,024,720
CarMax, Inc. † S	34,293	2,440,976
General Motors Co.	40,125	1,556,850
Hertz Global Holdings, Inc. † S	249,327	2,081,880
Hilton Worldwide Holdings, Inc.	30,262	5,778,832
Home Depot, Inc. (The)	52,895	18,669,819
Levi Strauss & Co. Class A	61,025	993,487

8 George Putnam Balanced Fund

COMMON STOCKS (61.6%)* cont.	Shares	Value
Consumer cyclicals cont.
Lululemon Athletica, Inc. (Canada) †	3,713	$1,685,034
Mastercard, Inc. Class A	45,009	20,219,393
Netflix, Inc. †	11,107	6,265,570
Nike, Inc. Class B	33,932	3,445,116
O’Reilly Automotive, Inc. †	2,341	2,394,960
On Holding AG Class A (Switzerland) † S	22,333	593,164
PulteGroup, Inc.	115,585	12,085,568
S&P Global, Inc.	14,950	6,702,833
Target Corp.	29,729	4,134,709
Tesla, Inc. †	63,854	11,959,216
TJX Cos., Inc. (The)	23,850	2,263,604
United Rentals, Inc.	8,046	5,031,968
Walmart, Inc.	69,194	11,434,309
Walt Disney Co. (The)	44,335	4,258,377
Warby Parker, Inc. Class A †	27,376	349,044
		180,001,722
Consumer staples (3.5%)
Chipotle Mexican Grill, Inc. †	2,563	6,173,678
Coca-Cola Co. (The)	196,317	11,678,898
Costco Wholesale Corp.	9,073	6,304,646
General Mills, Inc.	43,832	2,845,135
Kenvue, Inc.	144,567	3,001,211
PepsiCo, Inc.	89,507	15,084,615
Procter & Gamble Co. (The)	113,093	17,771,434
		62,859,617
Electronics (5.8%)
Advanced Micro Devices, Inc. †	101,759	17,063,967
Broadcom, Inc.	21,919	25,864,420
NVIDIA Corp.	66,480	40,903,150
Qualcomm, Inc.	115,956	17,220,626
Vontier Corp.	151,149	5,228,244
		106,280,407
Energy (2.5%)
BP PLC (United Kingdom)	535,281	3,135,233
Cenovus Energy, Inc. (Canada)	403,449	6,535,847
ConocoPhillips	59,715	6,680,317
Diamond Offshore Drilling, Inc. †	268,836	3,279,799
Exxon Mobil Corp.	194,679	20,014,948
Shell PLC (United Kingdom)	163,050	5,062,207
		44,708,351
Financials (7.2%)
AIA Group, Ltd. (Hong Kong)	1,055,400	8,206,322
Apollo Global Management, Inc.	108,609	10,904,344
Assured Guaranty, Ltd.	168,820	13,696,367
AXA SA (France)	222,675	7,496,688
Bank of America Corp.	259,961	8,841,274
Berkshire Hathaway, Inc. Class B †	20,231	7,763,444
Capital One Financial Corp.	26,720	3,615,750
Charles Schwab Corp. (The)	149,214	9,388,545

George Putnam Balanced Fund 9

COMMON STOCKS (61.6%)* cont.	Shares	Value
Financials cont.
Citigroup, Inc.	289,213	$16,245,094
Gaming and Leisure Properties, Inc. R	149,728	6,835,083
Goldman Sachs Group, Inc. (The)	31,092	11,939,639
KKR & Co., Inc.	69,453	6,013,241
Prudential PLC (United Kingdom)	367,418	3,785,747
Quilter PLC (United Kingdom)	1,960,419	2,600,309
Visa, Inc. Class A	38,808	10,604,674
Vornado Realty Trust R S	101,257	2,753,178
		130,689,699
Health care (8.1%)
Abbott Laboratories	32,160	3,638,904
AbbVie, Inc.	93,420	15,358,248
Ascendis Pharma A/S ADR (Denmark) †	31,819	4,134,243
Bio-Rad Laboratories, Inc. Class A †	7,851	2,519,307
Biogen, Inc. †	10,678	2,633,835
Boston Scientific Corp. †	112,039	7,087,587
Cigna Group (The)	7,520	2,263,144
Danaher Corp.	24,316	5,833,652
Dexcom, Inc. †	26,381	3,201,334
Elevance Health, Inc.	3,252	1,604,667
Eli Lilly and Co.	20,522	13,249,208
Humana, Inc.	16,571	6,264,832
Innoviva, Inc. †	332,939	5,393,612
Intuitive Surgical, Inc. †	16,834	6,366,955
Johnson & Johnson	45,450	7,222,005
McKesson Corp.	19,478	9,736,857
Medtronic PLC	19,818	1,734,868
Merck & Co., Inc.	88,899	10,737,221
Mettler-Toledo International, Inc. †	1,160	1,388,740
Regeneron Pharmaceuticals, Inc. †	3,685	3,474,144
Stryker Corp.	11,123	3,731,544
Thermo Fisher Scientific, Inc.	13,856	7,468,107
UnitedHealth Group, Inc.	38,423	19,662,586
Zoetis, Inc.	14,345	2,694,134
		147,399,734
Software (7.3%)
Adobe, Inc. †	18,189	11,236,800
Microsoft Corp.	234,669	93,299,701
Oracle Corp.	254,526	28,430,554
		132,967,055
Technology services (5.6%)
Alphabet, Inc. Class A †	318,337	44,599,014
Fair Isaac Corp. †	4,615	5,532,600
Meta Platforms, Inc. Class A †	71,185	27,772,116
Salesforce, Inc. †	88,327	24,827,836
		102,731,566
Transportation (1.3%)
Canadian Pacific Kansas City, Ltd. (Canada)	53,420	4,298,707
FedEx Corp.	37,029	8,934,727

10 George Putnam Balanced Fund

COMMON STOCKS (61.6%)* cont.	Shares	Value
Transportation cont.
Southwest Airlines Co.	99,578	$2,976,386
Union Pacific Corp.	29,755	7,258,137
		23,467,957
Utilities and power (1.6%)
Ameren Corp.	34,111	2,373,102
CenterPoint Energy, Inc.	41,486	1,159,119
CMS Energy Corp.	19,837	1,133,883
Exelon Corp.	120,114	4,181,168
NextEra Energy, Inc.	88,471	5,187,055
NRG Energy, Inc.	192,931	10,233,060
PG&E Corp.	202,070	3,408,921
PPL Corp.	59,569	1,560,708
		29,237,016
Total common stocks (cost $697,874,060)		$1,121,008,598

CORPORATE BONDS AND NOTES (14.3%)*	Principal amount	Value
Basic materials (0.9%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	$540,000	$571,217
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	232,000	241,769
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,199,000	1,228,190
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	255,000	253,518
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	750,000	682,882
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,539,000	1,411,033
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	76,000	74,846
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	990,000	984,851
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,408,423
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	344,000	343,418
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,998,000	1,726,893
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,600,000	1,537,739
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	607,991
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	204,000	138,504
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	356,000	296,319
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	1,170,000	1,145,073
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	772,526
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	1,857,000	1,216,692
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	928,000	649,507
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,201,896

George Putnam Balanced Fund 11

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Basic materials cont.
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	$187,000	$216,586
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	156,000	180,170
		16,890,043
Capital goods (0.6%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	63,000	61,973
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	1,045,000	943,726
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,167,000	1,089,382
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	1,405,000	1,323,273
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	310,000	218,605
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	1,165,000	1,233,074
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	572,000	589,074
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	942,000	852,661
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	164,000	147,473
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	1,120,000	1,289,827
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	380,000	385,085
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	325,000	311,903
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	1,318,000	1,304,040
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	880,000	895,808
		10,645,904
Communication services (1.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	2,165,000	1,855,618
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27 R	1,710,000	1,626,845
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	921,000	819,728
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	686,000	646,996
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	1,049,000	972,318
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	62,000	44,173
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	1,634,000	1,325,627
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	1,107,000	910,279
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	106,000	95,949
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	274,000	236,612
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	1,014,599
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	65,000	41,474
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	1,618,000	1,218,295
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	921,000	761,043
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	289,000	271,972
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	637,000	607,552
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	458,000	435,509
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	549,000	522,687
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47 R	185,000	160,557
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	1,483,000	1,355,945

12 George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Communication services cont.
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	$95,000	$111,803
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	100,000	83,730
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	608,000	553,030
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,613,000	1,742,727
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	48,000	45,394
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,708,253
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	35,000	36,803
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	660,000	658,807
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	670,000	768,380
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	960,000	715,815
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,904,000	1,877,086
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	700,000	581,336
		23,806,942
Consumer cyclicals (1.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	955,200
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	825,326
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	654,000	628,433
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	1,542,000	984,771
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	579,000	495,259
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	137,000	135,097
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	1,255,000	1,258,436
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	27,000	24,468
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	609,000	544,834
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	141,000	128,165
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	106,000	112,853
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	254,000	258,880
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,653,801
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	1,449,000	1,445,465
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	1,660,000	1,647,377
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	648,000	666,873
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	406,040
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	360,000	336,856

George Putnam Balanced Fund 13

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	$240,000	$222,986
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,387,875
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	423,000	344,323
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	800,000	732,955
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	332,000	354,821
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30	443,000	469,535
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	8,000	7,119
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	28,528
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	200,000	177,282
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	2,386,000	2,292,076
		18,525,634
Consumer staples (0.6%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	660,000	537,229
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,115,396
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28	1,190,000	1,126,669
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	1,675,353
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	588,358
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	875,000	863,924
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	740,000	712,519
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34	800,000	842,016
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33	325,000	321,769
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	1,090,000	963,990
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,662,000	1,695,362
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	300,000	302,521
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/28	253,000	258,698
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	660,000	742,788
		11,746,592
Energy (0.6%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	1,645,000	1,569,298
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	522,000	443,126
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	585,000	641,768

14 George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Energy cont.
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	$555,000	$576,099
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	975,000	1,039,158
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	780,000	754,948
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	890,000	874,207
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	1,920,000	2,137,795
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	120,000	126,000
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	1,015,000	1,068,255
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	215,000	224,252
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	278,000	282,850
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	217,000	218,047
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	1,090,000	1,045,310
		11,001,113
Financials (5.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	2,190,000	1,877,094
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	285,000	283,325
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	1,625,000	1,433,083
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	322,018
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	839,215
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	725,000	802,186
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	1,450,000	1,441,791
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,265,000	1,016,287
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	325,000	333,491
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	1,555,000	1,495,066
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	1,296,000	1,302,003
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	920,000	757,243
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	201,516
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	600,000	642,000
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	3,800,000	3,446,452
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,192,572
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	313,806
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	405,000	412,432
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	655,000	609,956
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	3,665,000	3,255,598
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 6.406%, 9/15/26	275,000	271,732

George Putnam Balanced Fund 15

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Financials cont.
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	$600,000	$647,853
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	362,230
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,000	3,454
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	752,945
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	305,000	247,691
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	695,000	566,495
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	482,000	399,419
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	805,494
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,043,289
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	427,000	471,669
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	1,146,000	1,100,310
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	223,120
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,055,000	972,100
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,567
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	1,755,000	1,768,510
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	303,000	314,287
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,387,135
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	3,039,000	2,979,401
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	240,607
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	444,900
Cooperatieve Rabobank UA 144A sr. unsec. FRN 1.98%, 12/15/27 (Netherlands)	285,000	260,428
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	765,000	722,486
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	317,597
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	1,035,000	947,066
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,730,000	1,452,406
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	255,000	242,606
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31 R	1,355,000	1,408,733
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,213,118
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	573,000	368,882
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	795,000	827,681
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,259,000	1,283,345
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	1,120,000	1,127,154
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	279,942
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	172,690
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	800,000	847,192
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	252,000	234,494
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	390,000	359,340

16 George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Financials cont.
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	$505,000	$424,710
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	770,000	819,508
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	207,000	186,263
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	777,968
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	3,535,000	3,109,278
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	1,470,000	1,474,216
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	1,015,000	1,035,814
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	963,000	705,771
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	482,000	381,128
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	522,000	514,648
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,710,000	1,416,098
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	195,232
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	1,084,318
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.641%, 5/15/47	664,000	580,999
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	195,000	179,716
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,710,000	1,421,422
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	2,088,000	2,021,490
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	98,118
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	735,000	515,997
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	309,944
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	529,000	556,148
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,410,023
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,457,000	1,021,739
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	2,769,238
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	1,030,000	1,033,765
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,357,921
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	208,000	222,147
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	187,000	193,907
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	790,000	797,436
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,855,000	2,682,154
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34	565,000	567,569
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	467,000	408,365
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	194,000	179,598
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,950,000	1,986,664

George Putnam Balanced Fund 17

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Financials cont.
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	$322,000	$320,284
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	573,000	613,110
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	410,921
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	306,198
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	734,000	720,257
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	1,045,000	1,062,617
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,626,694
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	420,302
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	1,090,000	1,339,915
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	320,000	305,977
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,815,000	1,423,905
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	760,000	744,160
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	285,000	269,622
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	610,000	571,568
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	1,095,000	1,224,329
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	670,000	594,371
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	597,000	419,363
		96,867,407
Health care (0.9%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	635,900
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	755,000	777,993
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	358,000	368,047
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	726,000	742,170
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	820,000	732,752
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	413,904	435,107
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	468,161	433,448
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	600,000	539,461
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	445,000	447,692
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	675,000	696,599
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	143,409
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	458,000	460,455
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	275,000	245,137
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	475,000	474,563
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	235,000	235,130
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	1,025,000	1,059,335
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	703,000	714,780

18 George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Health care cont.
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	$687,000	$686,148
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	985,000	982,944
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	179,496
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	165,000	143,880
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	1,335,000	1,188,297
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	1,650,000	1,679,830
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	514,628
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	340,000	374,130
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	895,000	874,873
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	621,000	530,292
		16,296,496
Technology (1.4%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	748,000	706,839
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	1,313,000	1,126,272
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	323,676
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	429,944
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,119,000	1,067,322
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,755,000	2,657,058
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	676,000	549,140
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	29,000	37,824
Fidelity National Information Services, Inc. sr. unsec. bonds 3.10%, 3/1/41	319,000	236,703
Fidelity National Information Services, Inc. sr. unsec. notes 2.25%, 3/1/31	163,000	137,464
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.10%, 7/15/32	271,000	276,818
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	807,000	854,444
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	808,000	837,481
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	2,144,000	2,288,077
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	531,000	543,296
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	856,000	770,472
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	474,000	459,887
Micron Technology, Inc. sr. unsec. unsub. notes 5.875%, 9/15/33	1,465,000	1,523,885
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,150,000	825,454
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,598,000	1,434,940
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	435,000	337,961
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,750,000	1,392,604
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	1,385,000	1,294,368
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	553,000	375,694
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,462,000	1,013,363
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,310,000	1,137,181
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	1,520,000	1,250,013
		23,888,180

George Putnam Balanced Fund 19

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	$595,000	$568,242
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	2,165,000	2,117,944
		2,686,186
Utilities and power (1.6%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	1,045,000	872,141
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	640,000	675,791
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	330,000	340,535
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	515,539
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	385,000	323,652
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	574,018
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	640,507
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	219,683
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	1,184,000	1,323,341
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	486,000	518,639
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	456,854
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	280,000	268,545
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	573,453
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	1,205,000	1,134,257
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	410,867
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,076,000	1,871,925
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	137,000	145,395
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	1,704,000	1,536,920
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	486,762
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	465,000	473,419
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,095,000	1,078,234
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	920,000	920,300
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	813,000	763,154
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	335,193
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	186,503
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	505,000	577,682
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	865,000	872,291
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	620,000	613,831
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	900,000	811,257
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	875,000	850,974

20 George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Utilities and power cont.
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	$445,000	$468,591
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	235,000	212,626
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	536,000	548,277
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	565,000	492,384
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	1,050,000	983,933
PacifiCorp sr. bonds 2.70%, 9/15/30	656,000	572,305
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	570,000	580,714
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	630,000	642,182
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	585,000	611,733
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	442,000	417,659
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	523,000	516,647
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	715,000	755,620
		27,174,333
Total corporate bonds and notes (cost $273,092,056)		$259,528,830

U.S. TREASURY OBLIGATIONS (11.4%)*	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$8,450,000	$7,586,516
3.00%, 2/15/49	16,930,000	13,450,091
3.00%, 2/15/47	18,620,000	14,919,275
2.75%, 8/15/42 # ∆	19,000,000	15,194,063
1.875%, 2/15/51	12,090,000	7,420,238
U.S. Treasury Notes
2.75%, 8/15/32	22,500,000	20,554,981
2.25%, 11/15/27	7,140,000	6,718,294
1.875%, 2/28/27	22,000,000	20,660,234
1.625%, 5/15/31	4,490,000	3,848,070
1.625%, 9/30/26	25,460,000	23,924,444
1.625%, 5/15/26	20,200,000	19,103,992
1.625%, 2/15/26	26,380,000	25,052,756
1.50%, 2/15/30	18,070,000	15,749,840
1.375%, 11/15/31	8,390,000	6,964,355
1.125%, 2/28/25	7,000,000	6,740,781
Total U.S. treasury obligations (cost $229,203,207)		$207,887,930

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.6%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.8%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 2/20/49 to 10/20/49	$1,178,022	$1,185,488
4.50%, with due dates from 3/20/49 to 10/20/49	357,202	351,775
4.00%, 4/15/43	1,671,326	1,619,185
3.50%, with due dates from 11/15/47 to 4/20/51	9,393,737	8,643,260
3.00%, with due dates from 7/20/46 to 11/20/46	20,638,561	18,786,755
2.00%, 1/20/51	1,629,951	1,321,228
		31,907,691

George Putnam Balanced Fund 21

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.6%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations (7.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, with due dates from 3/1/35 to 10/1/53	$815,277	$828,742
5.50%, with due dates from 9/1/53 to 11/1/53	898,876	904,033
4.50%, with due dates from 8/1/52 to 2/1/53	2,189,881	2,121,799
4.00%, with due dates from 7/1/42 to 5/1/52	3,082,241	2,941,174
3.50%, with due dates from 12/1/42 to 8/1/52	791,449	730,022
3.00%, with due dates from 3/1/43 to 2/1/47	978,772	879,655
2.50%, with due dates from 7/1/50 to 2/1/51	2,213,862	1,895,718
Federal National Mortgage Association Pass-Through Certificates
6.00%, 6/1/53	174,167	177,042
5.50%, with due dates from 7/1/33 to 11/1/53	3,680,004	3,731,840
5.00%, with due dates from 8/1/33 to 10/1/52	1,080,909	1,075,269
4.50%, with due dates from 5/1/48 to 1/1/53	2,145,446	2,106,679
4.00%, 9/1/45	556,650	537,662
3.50%, 5/1/56	777,039	706,464
3.50%, with due dates from 5/1/43 to 6/1/52	6,118,086	5,639,299
3.00%, with due dates from 2/1/43 to 8/1/51	21,447,002	19,115,393
3.00%, 12/1/30	647,233	626,490
2.50%, with due dates from 7/1/50 to 7/1/51	25,678,185	21,794,672
2.50%, 2/1/36	1,652,131	1,534,435
2.00%, 10/1/50	9,193,046	7,467,452
2.00%, with due dates from 10/1/27 to 8/1/28	1,747,181	1,666,185
Uniform Mortgage-Backed Securities
5.50%, TBA, 2/1/54	5,000,000	5,018,555
5.00%, TBA, 3/1/54	10,000,000	9,891,016
5.00%, TBA, 2/1/54	5,000,000	4,945,899
4.50%, TBA, 3/1/54	10,000,000	9,683,203
4.00%, TBA, 2/1/54	4,000,000	3,771,875
3.00%, TBA, 2/1/54	1,000,000	877,461
2.50%, TBA, 2/1/54	22,000,000	18,541,875
2.00%, TBA, 3/1/54	18,000,000	14,555,637
		143,765,546
Total U.S. government and agency mortgage obligations (cost $184,530,816)		$175,673,237

MORTGAGE-BACKED SECURITIES (0.5%)*	Principal amount	Value
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class C, 4.78%, 5/10/47 W	$508,000	$487,351
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.47%, 12/10/44 W	241,000	204,850
FRB Ser. 14-CR18, Class C, 4.892%, 7/15/47 W	2,392,000	2,345,210
CSAIL Commercial Mortgage Trust
Ser. 15-C3, Class A4, 3.718%, 8/15/48	1,054,000	1,019,549
Ser. 19-C17, Class AS, 3.278%, 9/15/52	1,066,000	928,383
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.209%, 8/25/28	175,439	187,303
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (US 30 Day Average SOFR + 1.36%), 6.709%, 7/25/29	8,968	8,975
REMICs Ser. 01-79, Class BI, IO, 0.235%, 3/25/45 W	217,182	481

22 George Putnam Balanced Fund

MORTGAGE-BACKED SECURITIES (0.5%)* cont.	Principal amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.129%, 5/15/45 W	$527,995	$494,662
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	3,360,000	3,224,237
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.336%, 3/15/45 W	410,784	370,556
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	2,032,334	20
Total mortgage-backed securities (cost $10,963,351)		$9,271,577

PURCHASED OPTIONS OUTSTANDING (0.1%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$140.00	$33,890,562	$303,407	$1,235,401
UBS AG
BP PLC (Call)	Jun-24/45.00	1,939,766	55,264	5,066
Hertz Global Holdings, Inc. (Call)	Jun-24/25.00	879,280	105,303	1,898
Total purchased options outstanding (cost $1,230,435)				$1,242,365

MUNICIPAL BONDS AND NOTES (0.1%)*	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$262,469
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	425,313
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	274,034
Total municipal bonds and notes (cost $840,976)		$961,816

SHORT-TERM INVESTMENTS (4.5%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 5.52% [d]	12,200,475	$12,200,475
Putnam Short Term Investment Fund Class P 5.47% L	69,063,306	69,063,306
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% P	533,000	533,000
Total short-term investments (cost $81,796,781)		$81,796,781

TOTAL INVESTMENTS
Total investments (cost $1,479,531,682)	$1,857,371,134

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes

George Putnam Balanced Fund 23

G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,820,928,625.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $474,436 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $50,368 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.

24 George Putnam Balanced Fund

FORWARD CURRENCY CONTRACTS at 1/31/24 (aggregate face value $60,898,157) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	3/20/24	$5,371,280	$5,341,609	$(29,671)
	Canadian Dollar	Sell	4/17/24	221,796	223,350	1,554
Barclays Bank PLC
	British Pound	Sell	3/20/24	5,431,625	5,402,629	(28,996)
	Canadian Dollar	Sell	4/17/24	1,929,160	1,942,824	13,664
	Euro	Sell	3/20/24	3,757,155	3,763,542	6,387
Citibank, N.A.
	Canadian Dollar	Sell	4/17/24	2,434,773	2,451,660	16,887
Goldman Sachs International
	Canadian Dollar	Sell	4/17/24	3,051,618	3,072,777	21,159
	Euro	Sell	3/20/24	3,910,811	3,917,094	6,283
HSBC Bank USA, National Association
	Danish Krone	Sell	3/20/24	2,767,534	2,768,446	912
	Hong Kong Dollar	Sell	2/21/24	5,912,264	5,913,277	1,013
JPMorgan Chase Bank N.A.
	British Pound	Sell	3/20/24	1,594,599	1,585,708	(8,891)
	Canadian Dollar	Sell	4/17/24	5,436,209	5,473,728	37,519
State Street Bank and Trust Co.
	British Pound	Buy	3/20/24	3,430,453	3,456,896	(26,443)
	Canadian Dollar	Sell	4/17/24	128,432	129,345	913
	Hong Kong Dollar	Sell	2/21/24	2,465,028	2,466,220	1,192
Toronto-Dominion Bank
	British Pound	Sell	3/20/24	2,584,345	2,569,796	(14,549)
UBS AG
	Canadian Dollar	Sell	4/17/24	2,957,435	2,977,945	20,510
	Euro	Sell	3/20/24	1,861,848	1,865,016	3,168
WestPac Banking Corp.
	British Pound	Sell	3/20/24	5,607,463	5,576,295	(31,168)
Unrealized appreciation						131,161
Unrealized (depreciation)						(139,718)
Total						$(8,557)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
S&P 500 Index E-Mini (Long)	40	$9,691,300	$9,741,000	Mar-24	$86,855
Unrealized appreciation					86,855
Unrealized (depreciation)					—
Total					$86,855

George Putnam Balanced Fund 25

WRITTEN OPTIONS OUTSTANDING at 1/31/24 (premiums $703,570) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$150.00	$33,890,562	$303,407	$759,249
UBS AG
BP PLC (Call)	Jun-24/50.00	1,939,766	55,264	1,829
Hertz Global Holdings, Inc. (Call)	Jun-24/30.00	879,280	105,303	691
Total				$761,769

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$29,743,955	$3,302,064	$—
Capital goods	48,365,462	—	—
Communication services	15,535,984	—	—
Conglomerates	2,351,514	—	—
Consumer cyclicals	180,001,722	—	—
Consumer staples	62,859,617	—	—
Energy	36,510,911	8,197,440	—
Financials	108,600,633	22,089,066	—
Health care	147,399,734	—	—
Technology	403,345,523	—	—
Transportation	23,467,957	—	—
Utilities and power	29,237,016	—	—
Total common stocks	1,087,420,028	33,588,570	—
Corporate bonds and notes	—	259,528,830	—
Mortgage-backed securities	—	9,271,577	—
Municipal bonds and notes	—	961,816	—
Purchased options outstanding	—	1,242,365	—
U.S. government and agency mortgage obligations	—	175,673,237	—
U.S. treasury obligations	—	207,887,930	—
Short-term investments	533,000	81,263,781	—
Totals by level	$1,087,953,028	$769,418,106	$—

26 George Putnam Balanced Fund

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(8,557)	$—
Futures contracts	86,855	—	—
Written options outstanding	—	(761,769)	—
Totals by level	$86,855	$(770,326)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

George Putnam Balanced Fund 27

Statement of assets and liabilities 1/31/24 (Unaudited)

ASSETS
Investment in securities, at value, including $11,543,965 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,398,267,901)	$1,776,107,353
Affiliated issuers (identified cost $81,263,781) (Note 5)	81,263,781
Dividends, interest and other receivables	6,805,655
Receivable for shares of the fund sold	1,856,609
Receivable for investments sold	44,369,645
Receivable for sales of delayed delivery securities (Note 1)	1,539,976
Unrealized appreciation on forward currency contracts (Note 1)	131,161
Prepaid assets	76,954
Total assets	1,912,151,134

LIABILITIES
Payable to custodian	8,414
Payable for investments purchased	5,975,013
Payable for purchases of TBA securities (Note 1)	67,136,146
Payable for shares of the fund repurchased	2,184,994
Payable for compensation of Manager (Note 2)	787,210
Payable for custodian fees (Note 2)	15,943
Payable for investor servicing fees (Note 2)	355,744
Payable for Trustee compensation and expenses (Note 2)	385,929
Payable for administrative services (Note 2)	24,987
Payable for distribution fees (Note 2)	396,178
Payable for variation margin on futures contracts (Note 1)	141,030
Unrealized depreciation on forward currency contracts (Note 1)	139,718
Written options outstanding, at value (premiums $703,570) (Note 1)	761,769
Collateral on securities loaned, at value (Note 1)	12,200,475
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	533,000
Other accrued expenses	175,959
Total liabilities	91,222,509

Net assets	$1,820,928,625

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,467,895,744
Total distributable earnings (Note 1)	353,032,881
Total — Representing net assets applicable to capital shares outstanding	$1,820,928,625

(Continued on next page)

28 George Putnam Balanced Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($1,289,102,320 divided by 55,372,114 shares)	$23.28
Offering price per class A share (100/94.25 of $23.28)*	$24.70
Net asset value and offering price per class B share ($2,592,098 divided by 113,098 shares)**	$22.92
Net asset value and offering price per class C share ($107,126,244 divided by 4,662,444 shares)**	$22.98
Net asset value and redemption price per class M share
($53,650,086 divided by 2,349,075 shares)	$22.84
Offering price per class M share (100/96.50 of $22.84)*	$23.67
Net asset value, offering price and redemption price per class R share
($1,236,131 divided by 53,348 shares)	$23.17
Net asset value, offering price and redemption price per class R5 share
($11,643 divided by 492 shares)†	$23.65
Net asset value, offering price and redemption price per class R6 share
($92,124,563 divided by 3,934,842 shares)	$23.41
Net asset value, offering price and redemption price per class Y share
($275,085,540 divided by 11,753,096 shares)	$23.41

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

George Putnam Balanced Fund 29

Statement of operations Six months ended 1/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $1,428,812 from investments in affiliated issuers) (Note 5)	$12,892,639
Dividends (net of foreign tax of $26,364)	7,544,560
Securities lending (net of expenses) (Notes 1 and 5)	31,726
Total investment income	20,468,925

EXPENSES
Compensation of Manager (Note 2)	4,486,858
Investor servicing fees (Note 2)	1,075,359
Custodian fees (Note 2)	28,647
Trustee compensation and expenses (Note 2)	38,384
Distribution fees (Note 2)	2,256,528
Administrative services (Note 2)	36,111
Other	294,492
Total expenses	8,216,379
Expense reduction (Note 2)	(20,115)
Net expenses	8,196,264

Net investment income	12,272,661

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	10,085,869
Net increase from payments by affiliates (Note 2)	2,569
Foreign currency transactions (Note 1)	(5,364)
Forward currency contracts (Note 1)	93,196
Futures contracts (Note 1)	(243,953)
Written options (Note 1)	28,294
Total net realized gain	9,960,611
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	90,920,530
Assets and liabilities in foreign currencies	(62)
Forward currency contracts	1,088,279
Futures contracts	(285,848)
Written options	(31,486)
Total change in net unrealized appreciation	91,691,413

Net gain on investments	101,652,024

Net increase in net assets resulting from operations	$113,924,685

The accompanying notes are an integral part of these financial statements.

30 George Putnam Balanced Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$12,272,661	$19,763,818
Net realized gain (loss) on investments
and foreign currency transactions	9,960,611	(34,603,543)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	91,691,413	135,489,761
Net increase in net assets resulting from operations	113,924,685	120,650,036
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(7,619,504)	(12,156,223)
Class B	(6,777)	(11,646)
Class C	(255,549)	(305,639)
Class M	(195,229)	(279,934)
Class R	(6,148)	(9,419)
Class R5	(80)	(122)
Class R6	(703,179)	(1,017,572)
Class Y	(1,904,542)	(2,976,679)
Net realized long-term gain on investments
Class A	—	(22,865,402)
Class B	—	(111,368)
Class C	—	(2,094,991)
Class M	—	(964,956)
Class R	—	(21,846)
Class R5	—	(190)
Class R6	—	(1,360,881)
Class Y	—	(4,635,978)
Decrease from capital share transactions (Note 4)	(40,620,830)	(35,940,821)
Total increase in net assets	62,612,847	35,896,369

NET ASSETS
Beginning of period	1,758,315,778	1,722,419,409
End of period	$1,820,928,625	$1,758,315,778

* Unaudited.

The accompanying notes are an integral part of these financial statements.

George Putnam Balanced Fund 31

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
January 31, 2024**	$21.95	.16	1.31	1.47	(.14)	—	(.14)	$23.28	6.73*	$1,289,102	.47*	.72*	32*
July 31, 2023	21.02	.25	1.29	1.54	(.21)	(.40)	(.61)	21.95	7.66	1,243,009.96		1.22	47
July 31, 2022	24.62	.17	(1.93)	(1.76)	(.20)	(1.64)	(1.84)	21.02	(7.87)	1,225,429.94		.73	66
July 31, 2021	21.68	.16	4.19	4.35	(.16)	(1.25)	(1.41)	24.62	20.84	1,383,459.94		.68	93
July 31, 2020	20.63	.25	2.13	2.38	(.52)	(.81)	(1.33)	21.68	12.04	1,147,249.97		1.23	97
July 31, 2019	20.62	.28	1.37	1.65	(.28)	(1.36)	(1.64)	20.63	8.86	1,041,441.98		1.44	143
Class B
January 31, 2024**	$21.60	.07	1.30	1.37	(.05)	—	(.05)	$22.92	6.34*	$2,592	.85*	.35*	32*
July 31, 2023	20.68	.09	1.28	1.37	(.05)	(.40)	(.45)	21.60	6.86	3,739	1.71	.46	47
July 31, 2022	24.27	(.01)	(1.89)	(1.90)	(.05)	(1.64)	(1.69)	20.68	(8.56)	7,078	1.69	(.04)	66
July 31, 2021	21.41	(.01)	4.12	4.11	—[e]	(1.25)	(1.25)	24.27	19.89	11,732	1.69	(.06)	93
July 31, 2020	20.38	.10	2.11	2.21	(.37)	(.81)	(1.18)	21.41	11.23	13,533	1.72	.49	97
July 31, 2019	20.39	.14	1.34	1.48	(.13)	(1.36)	(1.49)	20.38	8.02	14,844	1.73	.70	143
Class C
January 31, 2024**	$21.66	.07	1.30	1.37	(.05)	—	(.05)	$22.98	6.36*	$107,126	.85*	.34*	32*
July 31, 2023	20.75	.09	1.28	1.37	(.06)	(.40)	(.46)	21.66	6.84	105,791	1.71	.47	47
July 31, 2022	24.35	(.01)	(1.89)	(1.90)	(.06)	(1.64)	(1.70)	20.75	(8.57)	115,907	1.69	(.02)	66
July 31, 2021	21.48	(.02)	4.15	4.13	(.01)	(1.25)	(1.26)	24.35	19.90	128,300	1.69	(.07)	93
July 31, 2020	20.46	.09	2.12	2.21	(.38)	(.81)	(1.19)	21.48	11.20	86,199	1.72	.47	97
July 31, 2019	20.47	.13	1.36	1.49	(.14)	(1.36)	(1.50)	20.46	8.06	61,417	1.73	.68	143
Class M
January 31, 2024**	$21.54	.10	1.28	1.38	(.08)	—	(.08)	$22.84	6.45*	$53,650	.73*	.47*	32*
July 31, 2023	20.63	.14	1.29	1.43	(.12)	(.40)	(.52)	21.54	7.18	51,525	1.46	.72	47
July 31, 2022	24.20	.05	(1.89)	(1.84)	(.09)	(1.64)	(1.73)	20.63	(8.36)	50,466	1.44	.22	66
July 31, 2021	21.34	.04	4.12	4.16	(.05)	(1.25)	(1.30)	24.20	20.20	59,887	1.44	.19	93
July 31, 2020	20.32	.15	2.09	2.24	(.41)	(.81)	(1.22)	21.34	11.46	54,871	1.47	.75	97
July 31, 2019	20.33	.18	1.35	1.53	(.18)	(1.36)	(1.54)	20.32	8.34	65,488	1.48	.94	143
Class R
January 31, 2024**	$21.85	.13	1.30	1.43	(.11)	—	(.11)	$23.17	6.58*	$1,236	.60*	.59*	32*
July 31, 2023	20.92	.20	1.29	1.49	(.16)	(.40)	(.56)	21.85	7.40	1,212	1.21	.96	47
July 31, 2022	24.51	.11	(1.92)	(1.81)	(.14)	(1.64)	(1.78)	20.92	(8.10)	1,795	1.19	.47	66
July 31, 2021	21.60	.10	4.16	4.26	(.10)	(1.25)	(1.35)	24.51	20.50	2,001	1.19	.43	93
July 31, 2020	20.56	.20	2.12	2.32	(.47)	(.81)	(1.28)	21.60	11.76	1,113	1.22	.98	97
July 31, 2019	20.56	.23	1.36	1.59	(.23)	(1.36)	(1.59)	20.56	8.58	999	1.23	1.19	143

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

32 George Putnam Balanced Fund	George Putnam Balanced Fund 33

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R5
January 31, 2024**	$22.29	.15	1.37	1.52	(.16)	—	(.16)	$23.65	6.88*	$12	.36*	.65*	32*
July 31, 2023	21.31	.27	1.36	1.63	(.25)	(.40)	(.65)	22.29	8.01	11.72		1.26	47
July 31, 2022	24.94	.20	(1.93)	(1.73)	(.26)	(1.64)	(1.90)	21.31	(7.68)	20.71		.86	66
July 31, 2021	21.89	.21	4.24	4.45	(.15)	(1.25)	(1.40)	24.94	21.11	21.71		.92	93
July 31, 2020	20.82	.29	2.17	2.46	(.58)	(.81)	(1.39)	21.89	12.33	223.72		1.41	97
July 31, 2019	20.79	.32	1.40	1.72	(.33)	(1.36)	(1.69)	20.82	9.17	16.72		1.56	143
Class R6
January 31, 2024**	$22.07	.19	1.32	1.51	(.17)	—	(.17)	$23.41	6.91*	$92,125	.31*	.88*	32*
July 31, 2023	21.13	.32	1.30	1.62	(.28)	(.40)	(.68)	22.07	8.03	93,044.62		1.56	47
July 31, 2022	24.75	.24	(1.94)	(1.70)	(.28)	(1.64)	(1.92)	21.13	(7.60)	65,091.61		1.05	66
July 31, 2021	21.79	.23	4.21	4.44	(.23)	(1.25)	(1.48)	24.75	21.22	69,239.61		1.01	93
July 31, 2020	20.73	.32	2.15	2.47	(.60)	(.81)	(1.41)	21.79	12.42	46,529.62		1.56	97
July 31, 2019	20.71	.36	1.37	1.73	(.35)	(1.36)	(1.71)	20.73	9.27	29,859.62		1.80	143
Class Y
January 31, 2024**	$22.07	.18	1.32	1.50	(.16)	—	(.16)	$23.41	6.87*	$275,086	.35*	.84*	32*
July 31, 2023	21.12	.30	1.31	1.61	(.26)	(.40)	(.66)	22.07	7.98	259,985.71		1.47	47
July 31, 2022	24.74	.22	(1.94)	(1.72)	(.26)	(1.64)	(1.90)	21.12	(7.68)	256,633.69		.97	66
July 31, 2021	21.78	.21	4.21	4.42	(.21)	(1.25)	(1.46)	24.74	21.13	285,962.69		.93	93
July 31, 2020	20.72	.30	2.15	2.45	(.58)	(.81)	(1.39)	21.78	12.32	192,044.72		1.45	97
July 31, 2019	20.70	.33	1.38	1.71	(.33)	(1.36)	(1.69)	20.72	9.15	104,828.73		1.68	143

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sales transactions.

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

34 George Putnam Balanced Fund	George Putnam Balanced Fund 35

Notes to financial statements 1/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through January 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

George Putnam Balanced Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund invests mainly in a combination of bonds and common stocks (growth or value stocks or both) of large U.S. companies, with a greater focus on common stocks. For example, Putnam Management may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Putnam Management may also consider other factors that Putnam Management believes will cause the stock price to rise. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class M†	Up to 3.50%	None	None
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

36 George Putnam Balanced Fund

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which

George Putnam Balanced Fund 37

would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from

38 George Putnam Balanced Fund

changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for gaining exposure to securities and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

George Putnam Balanced Fund 39

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $107,117 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $50,368 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $12,200,475 and the value of securities loaned amounted to $11,543,965.

40 George Putnam Balanced Fund

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$9,248,634	$21,057,218	$30,305,852

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,490,003,280, resulting in gross unrealized appreciation and depreciation of $441,891,571 and $75,207,188, respectively, or net unrealized appreciation of $366,684,383.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

George Putnam Balanced Fund 41

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,
0.630%	of the next $5 billion,	0.460%	of the next $50 billion,
0.580%	of the next $10 billion,	0.450%	of the next $100 billion and
0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.261% of the fund’s average net assets.

Putnam Management has contractually agreed, through November 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management (the investment manager to the fund and a wholly-owned subsidiary of Putnam Holdings) and PIL (sub-adviser to the fund and an indirect, wholly-owned subsidiary of Putnam Holdings) became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction. However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management and sub-management contracts are substantially similar to those of the previous investment management and sub-management contracts, and the fee rates payable under the new investment management and sub-management contracts are the same as the fee rates under the previous investment management and sub-management contracts.

Putnam Management voluntarily reimbursed the fund $2,569 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amount had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

42 George Putnam Balanced Fund

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$787,172	Class R	781
Class B	1,954	Class R5	8
Class C	65,654	Class R6	22,351
Class M	32,308	Class Y	165,131
		Total	$1,075,359

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $20,115 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,512, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,536,154
Class B	1.00%	1.00%	15,221
Class C	1.00%	1.00%	512,792
Class M	1.00%	0.75%	189,315
Class R	1.00%	0.50%	3,046
Total			$2,256,528

George Putnam Balanced Fund 43

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $91,068 and no monies from the sale of class A and class M shares, respectively, and received no monies and $753 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $128 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$489,820,481	$482,171,560
U.S. government securities (Long-term)	45,040,275	94,025,369
Total	$534,860,756	$576,196,929

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	1,941,051	$42,402,625	3,643,914	$73,616,241
Shares issued in connection with
reinvestment of distributions	334,100	7,234,422	1,681,911	33,457,697
	2,275,151	49,637,047	5,325,825	107,073,938
Shares repurchased	(3,530,354)	(76,834,187)	(7,008,046)	(141,433,440)
Net decrease	(1,255,203)	$(27,197,140)	(1,682,221)	$(34,359,502)

	YEAR ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	1,525	$32,623	8,680	$171,019
Shares issued in connection with
reinvestment of distributions	306	6,545	6,144	119,732
	1,831	39,168	14,824	290,751
Shares repurchased	(61,819)	(1,322,314)	(184,043)	(3,683,126)
Net decrease	(59,988)	$(1,283,146)	(169,219)	$(3,392,375)

44 George Putnam Balanced Fund

	YEAR ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	332,475	$7,150,274	690,035	$13,835,889
Shares issued in connection with
reinvestment of distributions	11,901	255,138	122,494	2,397,343
	344,376	7,405,412	812,529	16,233,232
Shares repurchased	(565,150)	(12,055,394)	(1,515,858)	(30,081,058)
Net decrease	(220,774)	$(4,649,982)	(703,329)	$(13,847,826)

	YEAR ENDED 1/31/24		YEAR ENDED 7/31/23
Class M	Shares	Amount	Shares	Amount
Shares sold	146,227	$3,168,745	183,891	$3,647,172
Shares issued in connection with
reinvestment of distributions	9,173	195,229	63,876	1,244,890
	155,400	3,363,974	247,767	4,892,062
Shares repurchased	(198,694)	(4,234,129)	(301,145)	(5,999,997)
Net decrease	(43,294)	$(870,155)	(53,378)	$(1,107,935)

	YEAR ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	4,810	$104,703	9,950	$194,466
Shares issued in connection with
reinvestment of distributions	284	6,122	1,574	31,165
	5,094	110,825	11,524	225,631
Shares repurchased	(7,225)	(162,768)	(41,886)	(805,087)
Net decrease	(2,131)	$(51,943)	(30,362)	$(579,456)

	YEAR ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	3	80	15	312
	3	80	15	312
Shares repurchased	—	—	(457)	(10,000)
Net increase (decrease)	3	$80	(442)	$(9,688)

	YEAR ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	350,545	$7,693,615	2,058,263	$42,025,367
Shares issued in connection with
reinvestment of distributions	32,326	703,179	118,759	2,378,436
	382,871	8,396,794	2,177,022	44,403,803
Shares repurchased	(663,068)	(14,531,312)	(1,042,361)	(21,065,954)
Net increase (decrease)	(280,197)	$(6,134,518)	1,134,661	$23,337,849

George Putnam Balanced Fund 45

	YEAR ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,706,912	$37,649,448	4,141,871	$85,602,779
Shares issued in connection with
reinvestment of distributions	87,328	1,899,882	379,570	7,592,887
	1,794,240	39,549,330	4,521,441	93,195,666
Shares repurchased	(1,822,163)	(39,983,356)	(4,889,836)	(99,177,554)
Net decrease	(27,923)	$(434,026)	(368,395)	$(5,981,888)

At the close of the reporting period, Putnam Investments, LLC owned 492 class R5 shares of the fund (100% of class R5 shares outstanding), valued at $11,643.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/23	cost	proceeds	income	of 1/31/24
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$22,535,184	$102,590,771	$112,925,480	$470,458	$12,200,475
Putnam Short Term
Investment Fund
Class P‡	43,737,620	153,417,157	128,091,471	1,428,812	69,063,306
Total Short-term
investments	$66,272,804	$256,007,928	$241,016,951	$1,899,270	$81,263,781

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1).Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

46 George Putnam Balanced Fund

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$290,000
Written equity option contracts (contract amount)	$290,000
Futures contracts (number of contracts)	40
Forward currency contracts (contract amount)	$64,300,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Foreign exchange
contracts	Investments, Receivables	$131,161	Payables	$139,718
			Payables, Net assets —
Equity contracts	Investments, Receivables	1,329,220*	Unrealized depreciation	761,769
Total		$1,460,381		$901,487

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Total
Foreign exchange
contracts	$—	$—	$93,196	$93,196
Equity contracts	98,454	(243,953)	—	$(145,499)
Total	$98,454	$(243,953)	$93,196	$(52,303)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Total
Foreign exchange
contracts	$—	$—	$1,088,279	$1,088,279
Equity contracts	(48,496)	(285,848)	—	$(334,344)
Total	$(48,496)	$(285,848)	$1,088,279	$753,935

George Putnam Balanced Fund 47

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Futures contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Forward currency contracts#	1,554	20,051	16,887	27,442	1,925	37,519	—	2,105	—	23,678	—	131,161
Purchased options**#	—	—	1,235,401	—	—	—	—	—	—	6,964	—	1,242,365
Total Assets	$1,554	$20,051	$1,252,288	$27,442	$1,925	$37,519	$—	$2,105	$—	$30,642	$—	$1,373,526
Liabilities:
Futures contracts§	—	—	—	—	—	—	141,030	—	—	—	—	141,030
Forward currency contracts#	29,671	28,996	—	—	—	8,891	—	26,443	14,549	—	31,168	139,718
Written options#	—	—	759,249	—	—	—	—	—	—	2,520	—	761,769
Total Liabilities	$29,671	$28,996	$759,249	$—	$—	$8,891	$141,030	$26,443	$14,549	$2,520	$31,168	$1,042,517
Total Financial and Derivative
Net Assets	$(28,117)	$(8,945)	$493,039	$27,442	$1,925	$28,628	$(141,030)	$(24,338)	$(14,549)	$28,122	$(31,168)	$331,009
Total collateral received
(pledged)†##	$(18,685)	$(8,945)	$493,039	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$(9,432)	$—	$—	$27,442	$1,925	$28,628	$(141,030)	$(24,338)	$(14,549)	$28,122	$(31,168)
Controlled collateral received
(including TBA commitments)**	$—	$—	$500,000	$—	$—	$—	$33,000	$—	$—	$—	$—	$533,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA
commitments)**	$(18,685)	$(31,683)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(50,368)

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $474,436.

48 George Putnam Balanced Fund	George Putnam Balanced Fund 49

Shareholder meeting results (Unaudited)

November 17, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
38,413,118	856,798	2,418,403

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
38,055,403	1,117,927	2,514,990

All tabulations are rounded to the nearest whole number.

50 George Putnam Balanced Fund

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of George Putnam Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This page left blank intentionally.

This page left blank intentionally.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

SA33 336245 3/24

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 26, 2024